EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Computation of Basic And Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2011	2012	2013
Income attributable to holders of ordinary shares—basic and diluted	80,979	86,584	114,567

Weighted-average ordinary shares outstanding used in computing basic earnings per share	567,076,049	568,366,612	567,316,438
Plus: Shares attributable to convertible notes, if converted	22,771,002	2,488,636	—
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	13,670,825	11,523,501	14,707,163

Shares used in calculating diluted earnings per share	603,517,876	582,378,749	582,023,601

Basic earnings per share	$0.14	$0.15	$0.20

Diluted earnings per share	$0.13	$0.15	$0.20

Outstanding Securities Excluded from Calculation of Diluted Earnings Per Share

For the years ended December 31, 2011, 2012 and 2013, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2011	2012	2013
Share options and nonvested restricted stock units granted	4,335,607	3,803,339	150,000